Lease liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

From December 31, 2023 to September 30, 2024, the Company has recognized the lease liabilities shown below:

	September 30, 2024		December 31, 2023
Lease liabilities:
Current	Ps.	620,019	Ps.	537,515
Non-current		6,690,227		5,706,707
	Ps.	7,310,246	Ps.	6,244,222

From December 31, 2022, to December 31, 2023, the Company has recognized the lease liabilities shown below:

	December 31, 2023		December 31, 2022
Lease liabilities:
Current	Ps.	537,515	Ps.	417,307
Non-current		5,706,707		4,828,135
	Ps.	6,244,222	Ps.	5,245,442

Schedule of Carrying Amount and Movements of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

			Transportation		Store
	Building		equipment		equipment		Total
Lease liabilities as of January 1, 2023	Ps.	5,092,225	Ps.	47,234	Ps.	105,983	Ps.	5,245,442
New leases		1,282,448		63,778		75,942		1,422,168
Interest expense		728,878		9,689		24,305		762,872
Payment of leases		(1,071,930)		(31,242)		(83,088)		(1,186,260)
Lease liabilities as of December 31, 2023	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222
New leases		1,354,571		66,114		29,399		1,450,084
Interest expense		725,331		14,305		17,982		757,618
Write-offs		—		(1,850)		—		(1,850)
Payment of leases		(1,011,129)		(39,970)		(88,729)		(1,139,828)
Lease liabilities as of September 30, 2024	Ps.	7,100,394	Ps.	128,058	Ps.	81,794	Ps.	7,310,246

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	Building		Transportation equipment trucks		Store equipment		Total
Lease liabilities as of January 1, 2021	Ps.	2,575,480	Ps.	6,595	Ps.	18,720	Ps.	2,600,795
New leases		897,846		25,738		64,262		987,846
Interest expense		432,828		1,690		6,160		440,678
Payment of leases		(567,988)		(6,814)		(23,630)		(598,432)
Lease liabilities as of December 31,2021	Ps.	3,338,166	Ps.	27,209	Ps.	65,512	Ps.	3,430,887
New leases		2,021,858		32,760		78,792		2,133,410
Interest expense		488,072		3,896		15,907		507,875
Payment of leases		(755,871)		(16,631)		(54,228)		(826,730)
Lease liabilities as of December 31,2022	Ps.	5,092,225	Ps.	47,234	Ps.	105,983	Ps.	5,245,442
New leases		1,282,448		63,778		75,942		1,422,168
Interest expense		728,878		9,689		24,305		762,872
Payment of leases		(1,071,930)		(31,242)		(83,088)		(1,186,260)
Lease liabilities as of December 31,2023	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222

Schedule of Lease Expense Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Depreciation expense of right-of-use assets	Ps.	481,244	Ps.	421,872
Interest expense on lease liabilities		757,618		526,566
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		9,837		9,574
Total amount recognized in profit or loss	Ps.	1,248,699	Ps.	958,012

The following are the amounts recognized in profit or loss:

	December 31, 2023		December 31, 2022		December 31, 2021
Depreciation expense of right-of-use assets	Ps.	598,031	Ps.	484,916	Ps.	315,358
Interest expense on lease liabilities		762,872		507,875		440,678
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		18,370		6,387		2,232
Total amount recognized in profit or loss	Ps.	1,379,273	Ps.	999,178	Ps.	758,268